Selected Statements of Operations Data (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Numerator for basic net income (loss) per Ordinary Share	$ (6,832)	$ (2,415)	$ 2,901
Effect of dilutive securities:
Share-based compensation granted
Numerator for dilutive net income (loss) per Ordinary Share	$ (6,832)	$ (2,415)	$ 2,901
Denominator:
Denominator for dilutive net income (loss) per Ordinary Share - weighted average number of Ordinary Shares	13,779,885	13,630,793	12,039,176
Share-based compensation granted			$ 312,390
Denominator for diluted net income (loss) per Ordinary Share - adjusted weighted average number of Ordinary Shares	13,779,885	13,630,793	12,351,566